CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Income and Comprehensive Income [Abstract]
Net earnings	$ 355	$ 765	$ 1,432	$ 3,355	$ 3,366
Other comprehensive income (loss), net of tax expense (benefit):
Unrealized holding gains (losses) on securities during the period, net of tax expense (benefits) of $(4,033), $166, and $685 for the years ended December 31, 2013, 2012, and 2011, respectively			(7,829)	322	1,329
Comprehensive income (loss)			(6,397)	3,677	4,695
Accumulated comprehensive income (loss)	$ (7,229)	$ 600	$ (7,229)	$ 600	$ 278